Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of supplemental cash flow information related to leases
	Year ended December 31,
	2022	2021
Cash payments and expenses related to operating leases	$(370)	$(245)
Operating lease right-of-use assets and liabilities, net	(84)	-

Schedule of maturities of lease liabilities
2023	$366
2024	32
Total lease payments	398
Less imputed interest	17
Total lease liabilities	$381

Schedule of supplemental balance sheet information related to operating leases
December 31,
2022
Operating lease right-of-use assets	$465
Current maturities of operating leases	$364
Long-term operating lease liabilities	$17
Weighted average remaining lease term (in years)	1.1
Weighted average discount rate	5.8%